Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Dates
31-Mar-2023
Actual/360 Days
33
30/360 Days
30
17-Apr-2023
15-Apr-2023
Collection Period No.
43
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Mar-2023
13-Apr-2023
14-Apr-2023
17-Apr-2023
15-Mar-2023
15-Mar-2023
Summary
Beginning
Balance
0.00
0.00
0.00
0.00
92,742,820.05
Principal
Payment
0.00
0.00
0.00
0.00
11,179,207.15
Ending
Balance
0.00
0.00
0.00
0.00
81,563,612.90
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
86.957118
Initial
Balance
360,800,000.00
511,000,000.00
50,000,000.00
464,000,000.00
128,560,000.00
Note
Factor
0.000000
0.000000
0.000000
0.000000
0.634440
92,742,820.05
81,563,612.90
1
1,179,207.15
T
otal Note Balance
1,514,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
38,830,160.91
131,572,980.96
3,857,807.43
135,430,788.39
38,830,160.91
120,393,773.81
3,467,043.45
123,860,817.26
38,846,436.21
1,553,206,436.21
61,799,793.88
1,615,006,230.09
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
38,846,436.21
38,830,160.91
38,830,160.91
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
2.040000%
4.864430%
1.940000%
2.040000%
Interest Payment
0.00
0.00
0.00
0.00
157,662.79
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
1.226375
Interest & Principal
Payment
0.00
0.00
0.00
0.00
11,336,869.94
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
88.183494
$1
1,336,869.94
T
otal
$157,662.79

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
12,
1
16,317.32
0.00
12,
1
16,317.32
11,447,540.94
442,503.64
57,577.24
96,528.38
24,084.95
0.00
48,082.17
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
112,858.99
0.00
0.00
157,662.79
0.00
0.00
11,179,207.15
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
12,
1
16,317.32
666,588.39
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
112,858.99
0.00
0.00
0.00
112,858.99
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
157,662.79
0.00
0.00
0.00
0.00
157,662.79
0.00
0.00
0.00
0.00
0.00
0.00
157,662.79
0.00
0.00
0.00
0.00
157,662.79
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
157,662.79
157,662.79
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
11,179,207.15
0.00
0.00
0.00
11,179,207.15
Aggregate Principal Distributabl
e
Amount
11,179,207.15
11,179,207.15
0.00

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,883,016.09
0.00
3,883,016.09
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
12,546.10
35,536.07
0.00
12,546.10
12,546.10
0.00
48,082.17
3,883,016.09
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Pool Statistics
Pool Data
4.07%
18.40
52.64
Cutoff Date Pool Balance
Amount
1,615,006,230.09
Pool Balance beginning of Collection Period
135,430,788.39
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
123,860,817.26
12,197
12,835
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
50,838
8,422,152.53
3,025,388.41
24,065.24
98,364.95
Pool Factor
7.67%
3.71%
52.01
12.33

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
12,197
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.90%
0.74%
0.29%
0.08%
100.00%
122,494,759.27
915,640.22
356,409.97
94,007.80
123,860,817.26
12,111
57
23
6
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
2.302%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.364%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,403.45
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.208%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,449,334.06
(50,823.44)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
12
851
Losses
(1)
Amount
98,364.95
57,496.66
91,691.73
Number of Receivables
Number of Receivables
Amount
24,404,638.78
8,137,536.12
10,817,768.60
Current
Cumulative
0.337%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(0.470%)
0.444
%
0.841
%
0.017%